SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL [Abstract]
Schedule of stock by class
The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2018;

Outstanding shares at December 31, 2016	169,809,324

Outstanding shares at December 31, 2017	169,809,324
Shares issuance in the year	11,868
Outstanding shares at December 31, 2018	169,821,192